ACCOUNTS RECEIVABLE, NET - Movement in the allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Movement in the allowance for credit losses
Balance at beginning of the year	¥ 5,407	$ 762	¥ 381	¥ 156
Provisions	519	73	5,026	225
Balance at end of the year	¥ 5,926	$ 835	¥ 5,407	¥ 381